Employee Retirement Benefits (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Liabilities subject to compromise	$ 4,965	$ 0		$ 4,978
Pension benefits of retirement plan	93	1,888	$ 1,120	290	$ 1,491	$ 1,520
Defined contribution plan	$ 11	27	26
Number of plans | plan	2
Pension benefits | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 258	228	192
Company contributions	4	5
Pension benefits | U.K. plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	251	221
Estimated future contributions	$ 3
Pension benefits | U.S. plan
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets, percent	4.50%
Fair value of plan assets	$ 488	503	452
Company contributions	2	4
United States non-qualified pension plan of US entity
Defined Benefit Plan Disclosure [Line Items]
Company contributions	2	4
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Provisions charged to income	6	11	10
Other Pension Plan | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 3	3
Other Pension Plan | U.K. plan
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets, percent	3.00%
Equity securities | Pension benefits | U.S. plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	35.00%
Fixed income funds | Pension benefits | U.S. plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	65.00%
Actively managed multi-asset funds | Other Pension Plan | U.K. plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	30.00%
Passive equity funds | Other Pension Plan | U.K. plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	10.00%
Passive bond funds | Other Pension Plan | U.K. plan
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	60.00%
Restructuring and Restructuring Related Charges | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Liabilities subject to compromise	$ 24			$ 24
Restructuring and Restructuring Related Charges | Pension benefits | U.S. plan
Defined Benefit Plan Disclosure [Line Items]
Liabilities subject to compromise	24
Restructuring and Restructuring Related Charges | Other Pension Plan | U.S. plan
Defined Benefit Plan Disclosure [Line Items]
Liabilities subject to compromise	2
Pension and Other Post-Employment Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits of retirement plan	$ (122)	$ (118)	$ (115)